                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939


(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770


Date of fiscal year end:                           June 30, 2004


Date of reporting period:                          March 31, 2005


ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK - 94.5%
APPAREL - 3.0%
    Fossil, Inc. ...........    974,482   $   25,263,446
    Polo Ralph Lauren
      Corp.*................    611,125       23,711,650
                                          --------------
                                              48,975,096
  BANKING/FINANCE - 3.7%
    Silicon Valley
      Bancshares............    842,800       37,133,768
    UCBH Holdings, Inc.*....    591,308       23,593,189
                                          --------------
                                              60,726,957
  BROKERAGE & MONEY MANAGEMENT - 4.2%
    Affiliated Managers
      Group, Inc. ..........    534,045       33,126,811
    T. Rowe Price Group,
      Inc.*.................    609,173       36,172,693
                                          --------------
                                              69,299,504
  BUSINESS SERVICES - 1.5%
    Fastclick, Inc. ........      1,000           12,000
    Hewitt Associates,
      Inc. .................    940,800       25,025,280
                                          --------------
                                              25,037,280
  CELLULAR COMMUNICATIONS - 2.2%
    American Tower Corp.
      Class A...............  1,948,900       35,528,447
  CONSTRUCTION - 2.3%
    Granite Construction,
      Inc.*.................  1,442,335       37,890,140
  CONSUMER DURABLES - 0.2%
    Matthews International
      Corp.*................     81,807        2,679,997
  CONSUMER PRODUCTS - 1.9%
    Mohawk Industries,
      Inc. .................    360,000       30,348,000
  CONSUMER SERVICES - 4.7%
    Regis Corp.*............    824,800       33,759,064
    Rollins, Inc.*..........  1,069,587       19,894,318
    Weight Watchers
      International,
      Inc. .................    557,510       23,961,780
                                          --------------
                                              77,615,162

                               Shares         Value
                              ---------   --------------
  HEALTHCARE PRODUCTS - 5.7%
    C. R. Bard, Inc.*.......    368,375   $   25,078,970
    DENTSPLY International,
      Inc.*.................    291,050       15,836,030
    Edwards Lifesciences
      Corp. ................    618,985       26,752,532
    STERIS Corp. ...........  1,029,510       25,995,128
                                          --------------
                                              93,662,660
  HEALTHCARE SERVICES - 10.2%
    Apria Healthcare Group,
      Inc. .................  1,296,225       41,608,822
    DaVita, Inc. ...........    970,000       40,594,500
    Laboratory Corporation
      of America Holdings...    846,200       40,786,840
    LifePoint Hospitals,
      Inc. .................  1,029,000       45,111,360
                                          --------------
                                             168,101,522
  INDUSTRIAL PRODUCTS - 4.4%
    Airgas, Inc.*...........    995,475       23,781,898
    Dionex Corp. ...........    576,364       31,411,838
    Tektronix, Inc.*........    690,000       16,925,700
                                          --------------
                                              72,119,436
  INDUSTRIAL SERVICES - 7.7%
    Allied Waste Industries,
      Inc. .................  4,371,525       31,955,848
    EGL, Inc. ..............  1,172,778       26,739,338
    Republic Services,
      Inc.*.................  1,048,300       35,097,084
    United Rentals, Inc. ...  1,640,600       33,156,526
                                          --------------
                                             126,948,796
  INSURANCE - 4.4%
    Mercury General
      Corp.*................    668,900       36,963,414
    Willis Group Holdings
      Limited*..............    950,030       35,027,606
                                          --------------
                                              71,991,020
  REAL ESTATE - 2.3%
    Host Marriott Corp.*....  2,250,150       37,262,484
  RESTAURANTS - 6.1%
    Applebee's
      International,
      Inc.*.................  1,366,460       37,659,638
    CBRL Group, Inc.*.......    870,088       35,934,634
    Ruby Tuesday, Inc.*.....  1,080,000       26,233,200
                                          --------------
                                              99,827,472

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK (continued)
RETAIL - 12.2%
    Bed Bath & Beyond,
      Inc. .................    877,300   $   32,056,542
    Claire's Stores,
      Inc.*.................  1,882,500       43,372,800
    Cost Plus, Inc. ........  1,001,524       26,920,965
    Ethan Allen Interiors,
      Inc.*.................    918,400       29,388,800
    PETsMART, Inc. .........    600,000       17,250,000
    Ross Stores, Inc.*......  1,101,300       32,091,882
    Zale Corp. .............    650,950       19,346,234
                                          --------------
                                             200,427,223
  TECH-HARDWARE - 8.2%
    American Power
      Conversion Corp.*.....  1,581,073       41,281,816
    Molex, Inc. Class A*....  1,170,000       27,612,000
    Symbol Technologies,
      Inc.*.................  2,203,400       31,927,266
    Vishay Intertechnology,
      Inc. .................  2,667,950       33,162,619
                                          --------------
                                             133,983,701
  TECH-SOFTWARE - 4.1%
    Advent Software,
      Inc. .................  1,056,838       19,213,315
    FileNET Corp. ..........    718,800       16,374,264
    Getty Images, Inc. .....    440,000       31,288,400
                                          --------------
                                              66,875,979
  TELECOMMUNICATIONS EQUIPMENT - 4.5%
    Andrew Corp. ...........  2,785,425       32,617,327
    Plantronics, Inc.*......    900,900       34,306,272
    Scientific-Atlanta,
      Inc.*.................    269,500        7,605,290
                                          --------------
                                              74,528,889
  TRANSPORTATION - 1.0%
    JetBlue Airways
      Corp. ................    830,915       15,820,622
  TOTAL COMMON STOCK - 94.5%
    (Identified cost $1,347,678,867)...    1,549,650,387
                                          --------------
                                              Value
                                          --------------
U.S. GOVERNMENT OBLIGATIONS - 2.1%
    U.S. Treasury Bill @ 2.288% due 04/07/05
      (Face Value $15,000,000).........   $   14,994,500
    U.S. Treasury Bill @ 2.616% due 05/05/05
      (Face Value $10,000,000).........        9,975,727
    U.S. Treasury Bill @ 2.724% due 06/02/05
      (Face Value $10,000,000).........        9,954,650
                                          --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $34,924,133)........       34,924,877
                                          --------------
  TOTAL INVESTMENTS - 96.6%
  (Identified cost $1,382,603,000).....    1,584,575,264
CASH AND OTHER ASSETS LESS
  LIABILITIES - 3.4%...................       55,687,841
                                          --------------

NET ASSETS - 100%......................   $1,640,263,105
                                          ==============

* income producing

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------   --------------
COMMON STOCK - 94.2%
AEROSPACE/DEFENSE - 4.0%
    BE Aerospace, Inc. ......  1,121,100   $   13,453,200
    Empresa Brasileira de
      Aeronautica S.A. ADR*..  1,033,900       32,361,070
    Northrop Grumman Corp.*..    880,800       47,545,584
                                           --------------
                                               93,359,854

  AGRICULTURE - 0.0%
    Agrium, Inc.*............     26,800          489,100

  BANKING/FINANCE - 5.0%
    Annaly Mortgage
      Management, Inc.*......  1,321,700       24,795,092
    Greater Bay Bancorp*.....    975,385       23,809,148
    SunTrust Banks, Inc.*....    322,000       23,206,540
    Washington Mutual,
      Inc.*..................  1,126,500       44,496,750
                                           --------------
                                              116,307,530

  BASIC MATERIALS - 0.9%
    Newmont Mining Corp.*....    473,500       20,005,375

  BUSINESS SERVICES - 0.0%
    Fastclick, Inc. .........      1,000           12,000

  CONSUMER PRODUCTS - 8.3%
    Activision, Inc. ........  2,505,414       37,080,127
    Eastman Kodak Co.*.......  1,659,200       54,006,960
    Leggett & Platt, Inc.*...  1,479,700       42,733,736
    Newell Rubbermaid,
      Inc.*..................  2,094,600       45,955,524
    Sensient Technologies
      Corp.*.................    508,100       10,954,636
                                           --------------
                                              190,730,983

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 5.7%
    Chiquita Brands
      International, Inc.*...  1,033,500       27,677,130
    Coca-Cola Enterprises,
      Inc.*..................  1,088,400       22,333,968
    Del Monte Foods Co. .....  3,395,400       36,840,090
    Fomento Economico
      Mexicano, S.A. de C.V.
      ADR*...................    413,700       22,153,635
    Kraft Foods, Inc.*.......    662,500       21,895,625
                                           --------------
                                              130,900,448

                                Shares         Value
                               ---------   --------------

  CONSUMER SERVICES - 1.9%
    ServiceMaster Co.*.......  3,205,800   $   43,278,300

  ENERGY - 9.0%
    Arch Coal, Inc.*.........    850,900       36,597,209
    El Paso Corp.*...........  3,274,300       34,642,094
    GlobalSanteFe Corp.*.....  1,165,000       43,151,600
    Hanover Compressor Co. ..  1,881,400       22,708,498
    National-Oilwell,
      Inc. ..................    797,800       37,257,260
    Tidewater, Inc.*.........    854,700       33,213,642
                                           --------------
                                              207,570,303

  FURNITURE & FIXTURES - 1.5%
    Furniture Brands
      International, Inc.*...  1,298,300       28,315,923
    LA-Z-Boy, Inc. *.........    535,100        7,453,943
                                           --------------
                                               35,769,866

  HEALTHCARE PRODUCTS - 2.4%
    Baxter International,
      Inc.*..................  1,328,700       45,149,226
    Thoratec Corp. ..........    906,528       11,077,772
                                           --------------
                                               56,226,998

  HEALTHCARE SERVICES - 2.2%
    AmerisourceBergen
      Corp.*.................    400,000       22,916,000
    Universal Health
      Services, Inc. Class
      B*.....................    515,700       27,022,680
                                           --------------
                                               49,938,680

  INDUSTRIAL PRODUCTS - 8.1%
    ArvinMeritor, Inc.*......  1,626,500       25,161,955
    Cummins, Inc.*...........    309,200       21,752,220
    General Electric Co.*....    631,400       22,768,284
    Manitowoc Co., Inc.*.....    963,600       38,919,804
    Mettler-Toledo
      International, Inc. ...    463,834       22,032,115
    Packaging Corp. of
      America*...............    894,700       21,732,263
    Smurfit-Stone Container
      Corp. .................  2,193,300       33,930,351
                                           --------------
                                              186,296,992

  INDUSTRIAL SERVICES - 4.1%
    Allied Waste Industries,
      Inc. ..................  4,845,000       35,416,950
    Tetra Tech, Inc. ........  1,439,771       18,169,910
    Waste Management, Inc.*..  1,451,600       41,878,660
                                           --------------
                                               95,465,520

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------   --------------
COMMON STOCK (continued)
INFORMATION TECHNOLOGY SERVICES - 2.1%
    Automatic Data
      Processing, Inc.*......    536,600   $   24,120,170
    BearingPoint, Inc. ......  2,660,300       23,330,831
                                           --------------
                                               47,451,001
  INSURANCE - 3.5%
    Conseco, Inc. ...........  2,656,600       54,247,772
    MGIC Investment Corp.*...    341,800       21,078,806
    Nationwide Financial
      Services, Inc. Class
      A*.....................    150,000        5,385,000
                                           --------------
                                               80,711,578

  LEISURE & AMUSEMENT - 1.0%
    Boyd Gaming Corp.*.......    454,500       23,702,175
  MEDIA - 3.5%
    Lamar Advertising Co.
      Class A................    639,500       25,765,455
    Time Warner, Inc. .......  1,918,000       33,660,900
    Valassis Communications,
      Inc. ..................    601,000       21,010,960
                                           --------------
                                               80,437,315

  PAPER/FOREST PRODUCTS - 1.4%
    Aracruz Celulose S.A.
      ADR*...................    890,800       31,890,640

  PHARMACEUTICALS - 2.0%
    Endo Pharmaceutical
      Holdings, Inc. ........  1,049,055       23,656,190
    Taro Pharmaceutical
      Industries Ltd. .......    698,650       22,049,394
                                           --------------
                                               45,705,584

  REAL ESTATE - 4.8%
    Apartment Investment &
      Management Co. Class
      A*.....................    783,100       29,131,320
    Equity Residential*......    751,400       24,202,594
    Host Marriott Corp.*.....  3,468,700       57,441,672
                                           --------------
                                              110,775,586

                                Shares         Value
                               ---------   --------------

  RETAIL - 5.9%
    BJ's Wholesale Club,
      Inc. ..................    937,700   $   29,124,962
    Christopher & Banks
      Corp.*.................    616,200       10,845,120
    Linens 'n Things,
      Inc. ..................    846,400       21,016,112
    Office Depot, Inc. ......  1,192,700       26,454,086
    Pier 1 Imports, Inc.*....  1,289,800       23,513,054
    Ross Stores, Inc.*.......    844,900       24,620,386
                                           --------------
                                              135,573,720

  TECHNOLOGY - 5.4%
    AVX Corp.*...............    788,800        9,662,800
    Celestica, Inc. .........  1,299,600       17,557,596
    Coherent, Inc. ..........    958,750       32,367,400
    Credence Systems
      Corp. .................  3,128,164       24,743,777
    Foundry Networks,
      Inc. ..................  2,073,900       20,531,610
    Storage Technology
      Corp. .................    225,000        6,930,000
    Western Digital Corp. ...    951,400       12,130,350
                                           --------------
                                              123,923,533

  TECH-HARDWARE - 1.1%
    Symbol Technologies,
      Inc.*..................  1,707,000       24,734,430

  TELECOMMUNICATIONS EQUIPMENT - 3.5%
    Nokia Oyj ADR *..........  1,549,200       23,904,156
    Powerwave Technologies,
      Inc. ..................  3,137,400       24,283,476
    Tellabs, Inc. ...........  4,611,500       33,663,950
                                           --------------
                                               81,851,582

  TELECOMMUNICATIONS SERVICES - 3.6%
    Comcast Corp. Special
      Class A................  1,835,000       61,289,000
    Tele Norte Leste
      Participacoes S.A.
      ADR*...................  1,416,100       21,907,067
                                           --------------
                                               83,196,067

  TRANSPORTATION - 2.2%
    Burlington Northern Santa
      Fe Corp.*..............    429,900       23,184,507
    SkyWest, Inc.*...........  1,449,079       26,938,379
                                           --------------
                                               50,122,886

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------   --------------
COMMON STOCK (continued)
UTILITIES - 1.1%
    TECO Energy, Inc.*.......  1,617,900   $   25,368,672

  TOTAL COMMON STOCK - 94.2%
    (Identified cost $1,962,215,831)....    2,171,796,718
                                           --------------

U.S. GOVERNMENT OBLIGATIONS - 1.6%
    U.S. Treasury Bill @ 2.458% due 04/28/05
    (Face Value $20,000,000)............       19,963,298
    U.S. Treasury Bill @ 2.719% due 05/26/05
    (Face Value $17,000,000)............       16,934,912
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $36,894,635).........       36,898,210
                                           --------------

  TOTAL INVESTMENTS - 95.8%
  (Identified cost $1,999,110,466)......    2,208,694,928

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.2%....................       96,272,019
                                           --------------

NET ASSETS - 100%.......................   $2,304,966,947
                                           ==============

* income producing

ADR - American Depository Receipt

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     Shares     Value
                                     ------   ----------
COMMON STOCK - 95.3%
BANKING/FINANCE - 9.5%
    BancorpSouth, Inc.*............  8,355    $  172,447
    Comerica, Inc.*................  3,120       171,850
    Regions Financial Corp.*.......  5,325       172,530
                                              ----------
                                                 516,827

  BASIC MATERIALS - 3.1%
    PPG Industries, Inc.*..........  2,395       171,290

  BROKERAGE & MONEY MANAGEMENT - 3.2%
    Waddell & Reed Financial,
      Inc.*........................  8,775       173,218

  CHEMICALS - 9.6%
    The Dow Chemical Corp.*........  3,480       173,478
    The Lubrizol Corp.*............  4,310       175,158
    WD-40 Co.*.....................  5,335       173,334
                                              ----------
                                                 521,970

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 9.5%
    The Coca-Cola Co.*.............  4,095       170,639
    General Mills, Inc.*...........  3,505       172,271
    Kraft Foods, Inc.*.............  5,155       170,373
                                              ----------
                                                 513,283

  DIVERSIFIED OPERATIONS - 9.5%
    E.I. du Pont de Nemours &
      Co.*.........................  3,315       169,861
    Emerson Electric Co.*..........  2,690       174,662
    Hubbell, Inc. - Class B*.......  3,385       172,973
                                              ----------
                                                 517,496

  ENERGY - 3.2%
    Kinder Morgan, Inc.*...........  2,265       171,460

  INDUSTRIAL PRODUCTS - 6.4%
    Barnes Group, Inc.*............  6,415       174,296
    RPM International, Inc.*.......  9,385       171,558
                                              ----------
                                                 345,854
  INDUSTRIAL SERVICES - 6.4%
    Genuine Parts Co.*.............  3,990       173,525
    Waste Management, Inc.*........  5,965       172,090
                                              ----------
                                                 345,615

  INSURANCE - 6.3%
    Jefferson-Pilot Corp.*.........  3,525       172,901
    Lincoln National Corp.*........  3,800       171,532
                                              ----------
                                                 344,433

                                     Shares     Value
                                     ------   ----------

  INSURANCE BROKERS - 3.2%
    Arthur J. Gallagher & Co.*.....  6,010    $  173,088

  OFFICE SUPPLIES - 3.2%
    Avery Dennison Corp.*..........  2,785       172,475

  OIL & GAS - 3.2%
    MDU Resources Group, Inc.*.....  6,245       172,487

  PAPER/FOREST PRODUCTS - 6.4%
    Kimberly-Clark Corp.*..........  2,620       172,213
    Sonoco Products Co.*...........  6,015       173,533
                                              ----------
                                                 345,746

  PHARMACEUTICALS - 3.1%
    Eli Lilly & Co.*...............  3,270       170,367

  RESTAURANTS - 3.2%
    IHOP Corp.*....................  3,655       174,270

  RETAIL - 3.1%
    The Cato Corp.*................  5,275       170,119

  TELECOMMUNICATIONS SERVICES - 3.2%
    Alltel Corp.*..................  3,150       172,778

  TOTAL COMMON STOCK - 95.3%
    (Identified cost $5,211,782)...........    5,172,776
                                              ----------

  TOTAL INVESTMENTS - 95.3%
  (Identified cost $5,211,782).............    5,172,776

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.7%.......................      256,166
                                              ----------

NET ASSETS - 100%..........................   $5,428,942
                                              ==========

* income producing

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS


(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

                                SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.


By: /s/ Richard F. Aster

    ------------------------------------
    Richard F. Aster
    President & CEO

Date: May 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling

    ------------------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: May 20, 2005


By: /s/ Richard F. Aster

    ------------------------------------
    Richard F. Aster
    President & CEO

Date: May 20, 2005


                                     Page 2